[logo] PIONEER Investments(R)




May 4, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of the Trust's Class I and Class II shares, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 62 to the Trust's registration statement on Form N-1A filed with the Commission on April 26, 2017 (Accession No.0000930709-17-000008).

If you have any questions about this certification, please contact me at
(919) 397-0939.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
Kathleen H. Alexander
Senior Legal Product Manager


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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